Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income, Net
Schedule of components of other income, net

During the years ended December 31, 2025, 2024 and 2023, the Company recorded other income which is summarized as follows (figures are in thousands of USD):

	Year Ended December 31,
	2025	2024	2023
Government subsidy	$5,898	$5,061	$3,777
Investment income	2,073	1,930	1,465
Loss from disposal of property, plant and equipment	(967)	(1,215)	—
Others	105	—	103
Total other income, net	$7,109	$5,776	$5,345